Annual Total Returns - Fidelity® Government Cash Reserves [BarChart] - 11.30 Fidelity Government Cash Reserves PRO-12 - Fidelity® Government Cash Reserves - Fidelity Government Cash Reserves-Default	Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.02%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.09%
Annual Return 2017	0.56%
Annual Return 2018	1.52%
Annual Return 2019	1.90%
Annual Return 2020	0.27%